UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22424

 NAME OF REGISTRANT:                     Global Macro Absolute Return
                                         Advantage Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          (617) 482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


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

Global Macro Absolute Return Advantage Portfolio
--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE EUROSHOP AG, HAMBURG                                                               Agenda Number:  703819473
--------------------------------------------------------------------------------------------------------------------------
        Security:  D1854M102
    Meeting Type:  AGM
    Meeting Date:  21-Jun-2012
          Ticker:
            ISIN:  DE0007480204
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       ACCORDING TO GERMAN LAW, IN CASE OF                       Non-Voting
       SPECIFIC CONFLICTS OF INTEREST IN
       CONNECTION WITH SPECIFIC ITEMS OF THE
       AGENDA FOR THE GENERAL MEETING YOU ARE NOT
       ENTITLED TO EXERCISE YOUR VOTING RIGHTS.
       FURTHER, YOUR VOTING RIGHT MIGHT BE
       EXCLUDED WHEN YOUR SHARE IN VOTING RIGHTS
       HAS REACHED CERTAIN THRESHOLDS AND YOU HAVE
       NOT COMPLIED WITH ANY OF YOUR MANDATORY
       VOTING RIGHTS NOTIFICATIONS PURSUANT TO THE
       GERMAN SECURITIES TRADING ACT (WHPG). FOR
       QUESTIONS IN THIS REGARD PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR
       CLARIFICATION. IF YOU DO NOT HAVE ANY
       INDICATION REGARDING SUCH CONFLICT OF

       For German registered shares, the shares                  Non-Voting
       have to be registered within the company's shareholder book. Depending on the processing of the local sub custodian if a client wishes to withdraw its voting instruction due to intentions to trade/lend their stock, a Take No Action vote must be received by the vote deadline as displayed on ProxyEdge to facilitate de-registration of shares from the company's shareholder book. Any Take No Action votes received after the vote deadline will only be forwarded and processed on a best effort basis. Please contact your client services representative if you require further

       COUNTER PROPOSALS MAY BE SUBMITTED UNTIL 06               Non-Voting
       JUN 2012. FURTHER INFORMATION ON COUNTER
       PROPOSALS CAN BE FOUND DIRECTLY ON THE
       ISSUER'S WEBSITE (PLEASE REFER TO THE
       MATERIAL URL SECTION OF THE APPLICATION).
       IF YOU WISH TO ACT ON THESE ITEMS, YOU WILL
       NEED TO REQUEST A MEETING ATTEND AND VOTE
       YOUR SHARES DIRECTLY AT THE COMPANY'S
       MEETING. COUNTER PROPOSALS CANNOT BE
       REFLECTED IN THE BALLOT ON PROXYEDGE.

1.     Presentation of the confirmed annual                      Non-Voting
       financial statements as at 31 December
       2011, the consolidated financial statements as at 31 December 2011, as approved by the Supervisory Board, the Company management report and the Group management report with the Supervisory Board report for financial year 2011 and the Executive Board's explanatory report on disclosures pursuant to Article 289 (4) and (5) and Article 315
       (4) of the Handelsgesetzbuch (HGB - German
       Commercial Code)

2.     Utilisation of unappropriated surplus                     Mgmt          For                            For

3.     Approval of the actions of the Executive                  Mgmt          For                            For
       Board

4.     Approval of the actions of the Supervisory                Mgmt          For                            For
       Board

5.     Election of the auditors for financial year               Mgmt          For                            For
       2012: BDO AG
       Wirtschaftsprufungsgesellschaft in Hamburg

6.     Amendment to the Articles of Association:                 Mgmt          For                            For
       Pursuant to Article 8 (1) sentence 1 of the
       Articles of Association, the company' s
       Supervisory Board is currently composed of
       six members

7.a    Election to the Supervisory Board: Karin                  Mgmt          For                            For
       Dohm

7.b    Election to the Supervisory Board: Reiner                 Mgmt          For                            For
       Strecker

7.c    Election to the Supervisory Board: Klaus                  Mgmt          For                            For
       Striebich




--------------------------------------------------------------------------------------------------------------------------
 GAGFAH SA, LUXEMBOURG                                                                       Agenda Number:  703835679
--------------------------------------------------------------------------------------------------------------------------
        Security:  L4121J101
    Meeting Type:  MIX
    Meeting Date:  12-Jun-2012
          Ticker:
            ISIN:  LU0269583422
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 989105 DUE TO ADDITION OF
       RESOLUTION. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU

A.3    Approval of the statutory financial                       Mgmt          For                            For
       statements of the Company for the fiscal y
       ear ended December 31, 2011

A.4    Approval of the consolidated financial                    Mgmt          For                            For
       statements of the Company and its Group
       for the fiscal year ended December 31, 2011

A.5    Resolution concerning the allocation of the               Mgmt          For                            For
       results of the Company for the fis cal year
       ended December 31, 2011

A.6    Discharge to all the Directors of the                     Mgmt          For                            For
       Company who were in office during the fi
       scal year ended December 31, 2011

A.7.1  Determination that the Board of Directors                 Mgmt          For                            For
       shall be composed of seven (7) direc tors
       and (re-)election of the following persons
       as members of the Board of Dir ectors for a
       term to end at the general meeting of
       shareholders approving the statutory
       financial statements of the Company for the
       fiscal year ending Decem ber 2017: Mr.
       Robert I. Kauffman

A.7.2  Determination that the Board of Directors                 Mgmt          For                            For
       shall be composed of seven (7) direc tors
       and (re-)election of the following persons
       as members of the Board of Dir ectors for a
       term to end at the general meeting of
       shareholders approving the statutory
       financial statements of the Company for the
       fiscal year ending Decem ber 2017: Mr.
       Wesley R. Edens

A.7.3  Determination that the Board of Directors                 Mgmt          For                            For
       shall be composed of seven (7) direc tors
       and (re-)election of the following persons
       as members of the Board of Dir ectors for a
       term to end at the general meeting of
       shareholders approving the statutory
       financial statements of the Company for the
       fiscal year ending Decem ber 2017: Mr.
       Randal A. Nardone

A.7.4  Determination that the Board of Directors                 Mgmt          For                            For
       shall be composed of seven (7) direc tors
       and (re-)election of the following persons
       as members of the Board of Dir ectors for a
       term to end at the general meeting of
       shareholders approving the statutory
       financial statements of the Company for the
       fiscal year ending Decem ber 2017: Mr.
       Stephen Charlton (Note: the vote on Mr.
       Charlton will include th e definitive
       election following co-optation which
       occurred on March 31, 2012)

A.7.5  Determination that the Board of Directors                 Mgmt          For                            For
       shall be composed of seven (7) direc tors
       and (re-)election of the following persons
       as members of the Board of Dir ectors for a
       term to end at the general meeting of
       shareholders approving the statutory
       financial statements of the Company for the
       fiscal year ending Decem ber 2017: Mr. Yves
       Wagner (Ph.D.) (independent)

A.7.6  Determination that the Board of Directors                 Mgmt          For                            For
       shall be composed of seven (7) direc tors
       and (re-)election of the following persons
       as members of the Board of Dir ectors for a
       term to end at the general meeting of
       shareholders approving the statutory
       financial statements of the Company for the
       fiscal year ending Decem ber 2017: Mr.
       Dieter H. Ristau (independent)

A.7.7  Determination that the Board of Directors                 Mgmt          For                            For
       shall be composed of seven (7) direc tors
       and (re-)election of the following persons
       as members of the Board of Dir ectors for a
       term to end at the general meeting of
       shareholders approving the statutory
       financial statements of the Company for the
       fiscal year ending Decem ber 2017: Dr.
       Jurgen Allerkamp (independent)

A.8    Compensation of Directors                                 Mgmt          For                            For

A.9    Extension of the authorisation granted on                 Mgmt          Against                        Against
       April 21, 2011 to the Company, and/o r any
       wholly-owned subsidiary (and/or any person
       acting on their behalf), to p urchase,
       acquire, receive or hold shares in the
       Company

E.1    Decision to reduce the issued share capital               Mgmt          For                            For
       by an amount of EUR 18,937,846.25 and to
       cancel 15,150,277 shares held in treasury
       by the Company, and reduction  of the
       relevant reserves constituted in relation
       thereto within the parameter s set forth in
       the convening notice and to the extent
       determined by the Board of Directors

E.2    Decision to amend article 7 of the Articles               Mgmt          For                            For
       of Association of the Company

E.3    Decision to amend article 9 of the Articles               Mgmt          For                            For
       of Association of the Company

E.4    Decision to amend article 15 of the                       Mgmt          For                            For
       Articles of Association of the Company

E.5    Decision to reduce the issued share capital               Mgmt          Against                        Against
       of the Company by a maximum amount  of EUR
       69,250,000 by the repurchase and
       cancellation of a maximum of 55,400,0 00
       shares from existing shareholders during a
       period ending 31st March 2013, m idnight
       (24.00) Luxembourg Time within the
       parameters set forth in the conveni ng
       notice and to the extent determined by the
       Board of Directors

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       CHANGE IN NUMBERING OF RESOLUTIONS 8 AND 9
       AND DUE TO CHANGE IN BLOCKING. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES,  PLEASE DO NOT
       RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL  INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 GSW IMMOBILIEN AG, BERLIN                                                                   Agenda Number:  703838790
--------------------------------------------------------------------------------------------------------------------------
        Security:  D31311109
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2012
          Ticker:
            ISIN:  DE000GSW1111
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       ACCORDING TO GERMAN LAW, IN CASE OF                       Non-Voting
       SPECIFIC CONFLICTS OF INTEREST IN CONNECTI
       ON WITH SPECIFIC ITEMS OF THE AGENDA FOR
       THE GENERAL MEETING YOU ARE NOT ENTIT LED
       TO EXERCISE YOUR VOTING RIGHTS. FURTHER,
       YOUR VOTING RIGHT MIGHT BE EXCLUD ED WHEN
       YOUR SHARE IN VOTING RIGHTS HAS REACHED
       CERTAIN THRESHOLDS AND YOU HAV E NOT
       COMPLIED WITH ANY OF YOUR MANDATORY VOTING
       RIGHTS NOTIFICATIONS PURSUANT  TO THE
       GERMAN SECURITIES TRADING ACT (WHPG). FOR
       QUESTIONS IN THIS REGARD PLE ASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR
       CLARIFICATION. IF YOU DO NO T HAVE ANY
       INDICATION REGARDING SUCH CONFLICT OF

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR                 Non-Voting
       THIS MEETING IS 07 JUN 12, WHEREAS T HE
       MEETING HAS BEEN SETUP USING THE ACTUAL
       RECORD DATE-1 BUSINESS DAY. THIS IS  DONE
       TO ENSURE THAT ALL POSITIONS REPORTED ARE
       IN CONCURRENCE WITH THE GERMAN  LAW. THANK
       YOU.

       COUNTER PROPOSALS MAY BE SUBMITTED UNTIL                  Non-Voting
       13.06.2012. FURTHER INFORMATION ON CO UNTER
       PROPOSALS CAN BE FOUND DIRECTLY ON THE
       ISSUER'S WEBSITE (PLEASE REFER TO  THE
       MATERIAL URL SECTION OF THE APPLICATION).
       IF YOU WISH TO ACT ON THESE ITE MS, YOU
       WILL NEED TO REQUEST A MEETING ATTEND AND
       VOTE YOUR SHARES DIRECTLY AT  THE COMPANY'S
       MEETING. COUNTER PROPOSALS CANNOT BE
       REFLECTED IN THE BALLOT ON  PROXYEDGE.

1.     To receive and consider the adopted Annual                Non-Voting
       Financial Statements as of 31 Decem ber
       2011, the approved Consolidated Financial
       Statements as of 31 December 201 1, the
       Combined Management's Discussion and
       Analysis of GSW Immobilien AG and the GSW
       Group, including the Explanatory Report on the information required pu rsuant to
       Section 289 (4) and Section 315 (4) of the
       German Commercial Code (H GB) as well as the Report of the Supervisory Board for fiscal year 2011

2.     To resolve on the appropriation of the net                Mgmt          For                            For
       earnings of GSW Immobilien AG

3.     To resolve on the formal approval of the                  Mgmt          For                            For
       acts of the members of the Executive Board
       during fiscal year 2011

4.     To resolve on the formal approval of the                  Mgmt          For                            For
       acts of the members of the Supervisor y
       Board during fiscal year 2011

5.     To resolve on the election of auditors and                Mgmt          For                            For
       group auditors for the audit of the  Annual
       Financial Statements and the Consolidated
       Financial Statements for fis cal year 2012

6.     To resolve on the amendment to the Articles               Mgmt          For                            For
       of Association

7.     To resolve on the by-election to the                      Mgmt          For                            For
       Supervisory Board

8.     To resolve on the cancellation of the                     Mgmt          For                            For
       Authorized Capital A and the creation of
       new authorized capital with the
       authorization to exclude the subscription
       rig hts of shareholders (Authorized Capital
       2012) and on the appropriate amendment s to
       the Articles of Association

9.     To resolve on the authorization for the                   Mgmt          For                            For
       Executive Board to issue bonds with wa
       rrants and/or convertible bonds and/or
       participation rights and/or participati on
       bonds with or without the right to convert
       or opt (resp. a combination of t hese
       instruments) with the authorization to
       exclude the subscription rights of
       shareholders as well as on the creation of
       new contingent capital (Contingent  Capital
       2012) and on the appropriate amendments to
       the Articles of Associatio n

10.    Approval of the Domination and Profit                     Mgmt          For                            For
       Transfer Agreement between GSW Immobilie n
       AG and its subsidiary GSW Acquisition 3
       GmbH

11.    To resolve on the cancellation of the                     Mgmt          For                            For
       resolution on the exemption from the dut y
       to disclose the individual compensation of
       the members of the Executive Boar d



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Global Macro Absolute Return Advantage Portfolio
By (Signature)       /s/ Mark S. Venezia
Name                 Mark S. Venezia
Title                President
Date                 08/07/2012